Investment Securities and Mortgage-Backed Securities (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013 security	Dec. 31, 2012 security	Jun. 30, 2014 security	Sep. 30, 2012 security
Investment Securities and Mortgage-Backed Securities
Number of securities in the portfolio		382
Number of securities in unrealized loss position		63
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		$ 22,444,049	$ 12,270,269
Unrealized Losses		1,817,282	4,555,975
Net gains on sales of securities		2,451,251	484,246	796,281
U.S. Agency and Agency Mortgage-Backed Securities
Investment Securities and Mortgage-Backed Securities
Number of securities in unrealized loss position		33
Number of individual securities in continuous unrealized loss position for 12 months or more		17
CorpDebtAgencyAssetBackedMuniSecurities [Member]
Investment Securities and Mortgage-Backed Securities
Number of securities in unrealized loss position		30
Number of individual securities in continuous unrealized loss position for 12 months or more		11
Strats-Goldman Sachs corporation obligation
Investment Securities and Mortgage-Backed Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		2,500,000
Current interest rate (as a percent)		1.34%
Variable rate basis		6 month LIBOR
Unrealized Losses		1,004,076	1,116,136
Finance sector corporate debt securities
Investment Securities and Mortgage-Backed Securities
Number of securities in unrealized loss position		10
Preferred Term X
Investment Securities and Mortgage-Backed Securities
Number of securities in unrealized loss position			7
Net gains on sales of securities			92,000
Trust preferred securities
Investment Securities and Mortgage-Backed Securities
Number of individual securities in continuous unrealized loss position for 12 months or more				5		6
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value				1,174,155
Investment in securities in an unrealized gain position	906,000		1,000,000	5,600,000
Number of securities invested			2	9	2
Available-for-sale Securities, Unrealized Gain Positions, Qualitative Disclosure, Number of Positions				4
Gross unrealized gains			1,500,000	1,600,000
Gross unrealized losses				1,500,000
Net gains on sales of securities	2,043,000
Payments received on trust preferred securities		147,000	1,900,000
Interest and Dividend Income, Securities, Operating, Available-for-sale		158,000	439,000	229,000
Number of securities in unrealized loss position on accrual status						3
Trust Preferred Securities Gain Position [Member]
Investment Securities and Mortgage-Backed Securities
Investment in securities in an unrealized gain position				$ 4,400,000